SUPPLEMENTAL GUARANTOR FINANCIAL INFORMATION (Tables)	6 Months Ended
Jun. 30, 2016
Supplemental Guarantor Financial Information [Abstract]
Supplemental Guarantor Financial Information Balance Sheets

CONDENSED CONSOLIDATING BALANCE SHEETS
June 30, 2016
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$23.2	$—	$43.4	$—	$66.6
Receivables, net	98.2	—	692.3	—	790.5
Intercompany receivables	—	22.3	1,712.1	(1,734.4)	—
Income taxes receivable	35.1	—	10.7	—	45.8
Inventories	175.2	—	461.0	—	636.2
Current deferred income taxes	(2.6)	—	2.6	—	—
Other current assets	146.1	—	5.4	(127.7)	23.8
Total current assets	475.2	22.3	2,927.5	(1,862.1)	1,562.9
Property, plant and equipment, net	494.7	—	3,298.6	—	3,793.3
Investment in subsidiaries	5,957.3	3,655.0	—	(9,612.3)	—
Deferred income taxes	21.1	—	85.9	—	107.0
Other assets	40.4	—	548.2	—	588.6
Long-term receivables—affiliates	—	2,544.1	—	(2,544.1)	—
Intangible assets, net	0.5	5.7	665.0	—	671.2
Goodwill	—	994.2	1,192.1	—	2,186.3
Total assets	$6,989.2	$7,221.3	$8,717.3	$(14,018.5)	$8,909.3

Liabilities and Shareholders' Equity
Current liabilities:
Current installments of long-term debt	$68.1	—	$12.2	—	$80.3
Accounts payable	59.8	—	476.6	—	536.4
Intercompany payables	1,734.4	—	—	(1,734.4)	—
Income taxes payable	0.6	—	7.6	—	8.2
Accrued liabilities	133.4	—	287.9	(127.7)	293.6
Total current liabilities	1,996.3	—	784.3	(1,862.1)	918.5
Long-term debt	1,090.8	2,512.3	12.4	—	3,615.5
Accrued pension liability	164.1	—	452.6	—	616.7
Deferred income taxes	(147.7)	294.7	932.3	—	1,079.3
Long-term payables—affiliates	1,277.3	281.7	985.1	(2,544.1)	—
Other liabilities	277.4	—	70.9	—	348.3
Total liabilities	4,658.2	3,088.7	3,237.6	(4,406.2)	6,578.3
Commitments and contingencies
Shareholders' equity:
Common stock	165.2	—	15.1	(15.1)	165.2
Additional paid-in capital	2,240.3	4,125.7	4,756.4	(8,882.1)	2,240.3
Accumulated other comprehensive loss	(479.3)	—	(21.1)	21.1	(479.3)
Retained earnings	404.8	6.9	729.3	(736.2)	404.8
Total shareholders' equity	2,331.0	4,132.6	5,479.7	(9,612.3)	2,331.0
Total liabilities and shareholders' equity	$6,989.2	$7,221.3	$8,717.3	$(14,018.5)	$8,909.3

CONDENSED CONSOLIDATING BALANCE SHEETS
December 31, 2015
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$119.4	—	$272.6	—	$392.0
Receivables, net	107.7	—	679.4	(3.7)	783.4
Intercompany receivables	—	76.1	1,093.1	(1,169.2)	—
Income taxes receivable	27.3	—	5.7	(0.1)	32.9
Inventories	166.0	—	519.2	—	685.2
Current deferred income taxes	—	—	2.7	(2.7)	—
Other current assets	152.1	5.0	4.6	(121.8)	39.9
Total current assets	572.5	81.1	2,577.3	(1,297.5)	1,933.4
Property, plant and equipment, net	508.7	—	3,444.7	—	3,953.4
Investment in subsidiaries	5,905.0	3,636.3	—	(9,541.3)	—
Deferred income taxes	155.6	—	84.9	(144.6)	95.9
Other assets	43.5	—	411.1	—	454.6
Long-term receivables—affiliates	—	2,562.6	—	(2,562.6)	—

Intangible assets, net	0.5	—	677.0	—	677.5
Goodwill	—	990.2	1,183.9	—	2,174.1
Total assets	$7,185.8	$7,270.2	$8,378.9	$(13,546.0)	$9,288.9
Liabilities and Shareholders' Equity
Current liabilities:
Current installments of long-term debt	$192.8	—	$12.2	—	$205.0
Accounts payable	37.3	—	576.6	(5.7)	608.2
Intercompany payables	1,169.2	—	—	(1,169.2)	—
Income taxes payable	1.5	—	6.1	(2.7)	4.9
Accrued liabilities	227.8	—	221.3	(121.0)	328.1
Total current liabilities	1,628.6	—	816.2	(1,298.6)	1,146.2
Long-term debt	1,084.0	2,547.4	12.4	—	3,643.8
Accrued pension liability	484.3	—	164.6	—	648.9
Deferred income taxes	—	294.8	945.1	(144.7)	1,095.2
Long-term payables—affiliates	1,296.4	286.5	979.7	(2,562.6)	—
Other liabilities	273.7	—	61.1	1.2	336.0
Total liabilities	4,767.0	3,128.7	2,979.1	(4,004.7)	6,870.1
Commitments and contingencies
Shareholders' equity:
Common stock	165.1	—	14.6	(14.6)	165.1
Additional paid-in capital	2,236.4	4,146.1	4,789.6	(8,935.7)	2,236.4
Accumulated other comprehensive loss	(492.5)	—	(31.7)	31.7	(492.5)
Retained earnings	509.8	(4.6)	627.3	(622.7)	509.8
Total shareholders' equity	2,418.8	4,141.5	5,399.8	(9,541.3)	2,418.8
Total liabilities and shareholders' equity	$7,185.8	$7,270.2	$8,378.9	$(13,546.0)	$9,288.9

CONDENSED CONSOLIDATING BALANCE SHEETS
June 30, 2015
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$203.4	—	$29.0	—	$232.4
Receivables, net	133.1	—	188.2	—	321.3
Intercompany receivables	—	—	684.4	(684.4)	—
Income taxes receivable	3.2	—	—	—	3.2
Inventories	155.1	—	66.5	—	221.6
Current deferred income taxes	38.2	—	11.5	—	49.7
Other current assets	116.9	—	1.8	(102.6)	16.1
Total current assets	649.9	—	981.4	(787.0)	844.3
Property, plant and equipment, net	505.8	—	411.8	—	917.6
Investment in subsidiaries	1,752.0	—	—	(1,752.0)	—
Deferred income taxes	72.3	—	—	(59.2)	13.1
Other assets	44.6	—	10.2	—	54.8
Intangible assets, net	0.5	—	115.7	—	116.2
Goodwill	—	—	747.1	—	747.1
Total assets	$3,025.1	—	$2,266.2	$(2,598.2)	$2,693.1
Liabilities and Shareholders' Equity
Current liabilities:
Current installments of long-term debt	$129.0	—	$12.2	—	$141.2
Accounts payable	59.5	—	89.6	(0.5)	148.6
Intercompany payables	684.4	0	—	(684.4)	—
Income taxes payable	11.1	—	—	—	11.1
Accrued liabilities	143.0	—	163.8	(101.4)	205.4
Total current liabilities	1,027.0	—	265.6	(786.3)	506.3
Long-term debt	498.2	—	24.7	—	522.9
Accrued pension liability	150.7	—	1.8	—	152.5
Deferred income taxes	—	—	158.7	(59.2)	99.5
Other liabilities	296.7	—	63.4	(0.7)	359.4
Total liabilities	1,972.6	—	514.2	(846.2)	1,640.6
Commitments and contingencies
Shareholders' equity:
Common stock	77.5	—	14.6	(14.6)	77.5
Additional paid-in capital	794.2	—	672.6	(672.6)	794.2
Accumulated other comprehensive loss	(434.3)	—	(19.0)	19.0	(434.3)
Retained earnings	615.1	—	1,083.8	(1,083.8)	615.1
Total shareholders' equity	1,052.5	—	1,752.0	(1,752.0)	1,052.5
Total liabilities and shareholders' equity	$3,025.1	—	$2,266.2	$(2,598.2)	$2,693.1

Supplemental Guarantor Financial Information Statement of Operations

CONDENSED CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
Six Months Ended June 30, 2016
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Sales	$650.5	—	$2,296.0	$(234.3)	$2,712.2
Operating expenses:
Cost of goods sold	560.7	—	2,085.9	(234.3)	2,412.3
Selling and administration	72.8	—	94.6	—	167.4
Restructuring charges	0.6	—	100.4	—	101.0
Acquisition-related costs	25.3	—	1.2	—	26.5
Other operating (expense) income	(1.1)	—	11.8	—	10.7
Operating (loss) income	(10.0)	—	25.7	—	15.7
Earnings of non-consolidated affiliates	0.6	—	—	—	0.6
Equity (loss) income in subsidiaries	(21.2)	59.3	—	(38.1)	—
Interest expense	21.0	76.0	1.9	(2.8)	96.1
Interest income	1.5	—	2.1	(2.8)	0.8
Income (loss) before taxes	(50.1)	(16.7)	25.9	(38.1)	(79.0)
Income tax (benefit) provision	(11.2)	(28.2)	(0.7)	—	(40.1)
Net (loss) income	$(38.9)	$11.5	$26.6	$(38.1)	$(38.9)

CONDENSED CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
Three Months Ended June 30, 2016
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Sales	$329.8	—	$1,154.7	$(120.5)	$1,364.0
Operating expenses:
Cost of goods sold	285.4	—	1,072.0	(120.5)	1,236.9
Selling and administration	36.0	—	43.3	—	79.3
Restructuring charges	0.3	—	7.9	—	8.2
Acquisition-related costs	15.1	—	1.2	—	16.3
Other operating (expense) income	(0.6)	—	0.4	—	(0.2)
Operating (loss) income	(7.6)	—	30.7	—	23.1
Earnings of non-consolidated affiliates	0.4	—	—	—	0.4
Equity income (loss) in subsidiaries	7.6	15.7	—	(23.3)	—
Interest expense	10.3	37.8	0.9	(1.4)	47.6
Interest income	0.7	—	1.2	(1.4)	0.5
Income (loss) before taxes	(9.2)	(22.1)	31.0	(23.3)	(23.6)
Income tax (benefit) provision	(8.2)	(14.9)	0.5	—	(22.6)
Net (loss) income	$(1.0)	$(7.2)	$30.5	$(23.3)	$(1.0)

CONDENSED CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
Six Months Ended June 30, 2015
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Sales	$656.9	—	$604.0	$(207.5)	$1,053.4
Operating expenses:
Cost of goods sold	567.0	—	519.2	(207.5)	878.7
Selling and administration	58.6	—	28.3	—	86.9
Restructuring charges	0.3	—	1.6	—	1.9
Acquisition-related costs	20.9	—	—	—	20.9
Other operating (expense) income	(1.2)	—	43.4	—	42.2
Operating income	8.9	—	98.3	—	107.2
Earnings of non-consolidated affiliates	0.8	—	—	—	0.8
Equity income (loss) in subsidiaries	61.4	—	—	(61.4)	—
Interest expense	26.3	—	1.7	(2.7)	25.3
Interest income	1.7	—	1.6	(2.7)	0.6
Income (loss) before taxes	46.5	—	98.2	(61.4)	83.3
Income tax (benefit) provision	(8.9)	—	36.8	—	27.9
Net income (loss)	$55.4	—	$61.4	$(61.4)	$55.4

CONDENSED CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
Three Months Ended June 30, 2015
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Sales	$333.8	—	$314.6	$(113.0)	$535.4
Operating expenses:
Cost of goods sold	292.3	—	266.2	(113.0)	445.5
Selling and administration	23.3	—	16.6	—	39.9
Restructuring charges	0.3	—	0.4	—	0.7
Acquisition-related costs	10.5	—	—	—	10.5
Other operating (expense) income	(0.6)	—	43.0	—	42.4
Operating income	6.8	—	74.4	—	81.2
Earnings of non-consolidated affiliates	0.4	—	—	—	0.4
Equity income (loss) in subsidiaries	46.3	—	—	(46.3)	—
Interest expense	18.4	—	1.2	(1.4)	18.2
Interest income	0.9	—	0.8	(1.4)	0.3
Income (loss) before taxes	36.0	—	74.0	(46.3)	63.7
Income tax (benefit) provision	(6.3)	—	27.7	—	21.4
Net income (loss)	$42.3	—	$46.3	$(46.3)	$42.3

Supplemental Guarantor Financial Information Statements Of Comprehensive Income

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
Six Months Ended June 30, 2016
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Net (loss) income	$(38.9)	$11.5	$26.6	$(38.1)	$(38.9)
Other comprehensive income, net of tax:
Foreign currency translation adjustments, net	—	—	4.7	—	4.7
Unrealized gains on derivative contracts, net	1.2	—	—	—	1.2
Amortization of prior service costs and actuarial losses, net	6.7	—	0.6	—	7.3
Total other comprehensive income, net of tax	7.9	—	5.3	—	13.2
Comprehensive (loss) income	$(31.0)	$11.5	$31.9	$(38.1)	$(25.7)

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
Three Months Ended June 30, 2016
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Net (loss) income	$(1.0)	$(7.2)	$30.5	$(23.3)	$(1.0)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments, net	—	—	(10.8)	—	(10.8)
Unrealized losses on derivative contracts, net	(1.8)	—	—	—	(1.8)
Amortization of prior service costs and actuarial losses, net	3.4	—	0.1	—	3.5
Total other comprehensive income (loss), net of tax	1.6	—	(10.7)	—	(9.1)
Comprehensive income (loss)	$0.6	$(7.2)	$19.8	$(23.3)	$(10.1)

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
Six Months Ended June 30, 2015
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Net income (loss)	$55.4	$—	$61.4	$(61.4)	$55.4
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments, net	—	—	(1.1)	—	(1.1)
Unrealized losses on derivative contracts, net	(0.5)	—	—	—	(0.5)
Amortization of prior service costs and actuarial losses, net	9.7	—	0.7	—	10.4
Total other comprehensive income (loss), net of tax	9.2	—	(0.4)	—	8.8
Comprehensive income (loss)	$64.6	$—	$61.0	$(61.4)	$64.2

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
Three Months Ended June 30, 2015
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Net income (loss)	$42.3	$—	$46.3	$(46.3)	$42.3
Other comprehensive income, net of tax:
Foreign currency translation adjustments, net	—	—	0.3	—	0.3
Unrealized losses on derivative contracts, net	(0.2)	—	—	—	(0.2)
Amortization of prior service costs and actuarial losses, net	5.0	—	0.3	—	5.3
Total other comprehensive income, net of tax	4.8	—	0.6	—	5.4
Comprehensive income (loss)	$47.1	$—	$46.9	$(46.3)	$47.7

Supplemental Guarantor Financial Information Statements Of Cash Flows

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
Six Months Ended June 30, 2016
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Net operating activities	$305.4	—	$(119.2)	—	$186.2
Investing Activities
Capital expenditures	(26.8)	—	(110.6)	—	(137.4)
Business acquired in purchase transaction, net of cash acquired	(69.5)	—	—	—	(69.5)
Payments under long-term supply contract	—	—	(85.0)	—	(85.0)
Proceeds from disposition of property, plant and equipment	0.2	—	0.2	—	0.4
Proceeds from disposition of affiliated companies	4.4	—	—	—	4.4
Net investing activities	(91.7)	—	(195.4)	—	(287.1)
Financing Activities
Long-term debt repayments	(125.2)	(33.8)	—	—	(159.0)
Stock options exercised	0.2	—	—	—	0.2
Dividends paid	(66.1)	—	—	—	(66.1)
Intercompany financing activities	(118.8)	33.8	85.0	—	—
Net financing activities	(309.9)	—	85.0	—	(224.9)
Effect of exchange rate changes on cash and cash equivalents	—	—	0.4	—	0.4
Net decrease in cash and cash equivalents	(96.2)	—	(229.2)	—	(325.4)
Cash and cash equivalents, beginning of year	119.4	—	272.6	—	392.0
Cash and cash equivalents, end of year	$23.2	—	$43.4	—	$66.6

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
Six Months Ended June 30, 2015
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Net operating activities	$47.0	—	$1.1	—	$48.1
Investing Activities
Capital expenditures	(38.2)	—	(12.9)	—	(51.1)
Proceeds from disposition of property, plant and equipment	0.2	—	24.5	—	24.7
Proceeds from disposition of affiliated companies	4.4	—	—	—	4.4
Other investing activities	—	—	(1.1)	—	(1.1)
Net investing activities	(33.6)	—	10.5	—	(23.1)
Financing Activities
Long-term debt repayments	(2.1)	—	—	—	(2.1)
Stock options exercised	2.1	—	—	—	2.1
Excess tax benefits from stock-based compensation	0.3	—	—	—	0.3
Dividends paid	(31.0)	—	—	—	(31.0)
Debt and equity issuance costs	(18.7)	—	—	—	(18.7)
Net financing activities	(49.4)	—	—	—	(49.4)
Net (decrease) increase in cash and cash equivalents	(36.0)	—	11.6	—	(24.4)
Cash and cash equivalents, beginning of year	239.4	—	17.4	—	256.8
Cash and cash equivalents, end of year	$203.4	—	$29.0	—	$232.4